Amplify Lithium & Battery Technology ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary - 20.0%
BYD Co. Ltd. - Class H	147,267	$4,375,173
Foxtron Vehicle Technologies Co. Ltd.(a)	280,948	415,254
Li Auto, Inc. - ADR(a)	62,836	1,123,508
Lucid Group, Inc.(a)(b)	175,532	458,138
NIO, Inc. - ADR(a)(b)	156,958	652,945
Polestar Automotive Holding UK PLC - ADR(a)(b)	262,851	206,759
QuantumScape Corp.(a)(b)	122,259	601,514
Rivian Automotive, Inc. - Class A(a)(b)	76,289	1,023,798
Tesla, Inc.(a)	23,603	4,670,562
Vinfast Auto Ltd.(a)(b)	132,634	570,326
XPeng, Inc. - ADR(a)(b)	84,421	618,806
Yadea Group Holdings Ltd.(c)(d)	240,727	304,259
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)(d)	155,226	532,723
		15,553,765

Industrials - 29.0%(e)
Advanced Energy Solution Holding Co. Ltd.	30,891	600,842
Ballard Power Systems, Inc.(a)(b)	214,583	482,812
Blink Charging Co.(a)(b)	133,012	364,453
Bloom Energy Corp. - Class A(a)(b)	61,174	748,770
Ceres Power Holdings PLC(a)	265,617	594,976
ChargePoint Holdings, Inc.(a)(b)	396,263	598,357
Contemporary Amperex Technology Co. Ltd. - Class A	206,011	5,104,308
Doosan Fuel Cell Co. Ltd.(a)	41,702	640,754
Ecopro BM Co. Ltd.(a)	6,871	913,471
Ecopro Materials Co. Ltd.(a)	11,998	792,312
Electreon Wireless Ltd.(a)	7,103	284,143
EnerSys	8,755	906,318
Enovix Corp.(a)(b)	90,857	1,404,649
Fluence Energy, Inc.(a)	34,293	594,641
FuelCell Energy, Inc.(a)(b)	611,559	390,664
GS Yuasa Corp.	34,401	681,434
Kempower Oyj(a)(b)	17,151	411,808
L&F Co. Ltd.(a)	6,606	649,322
LG Energy Solution Ltd.(a)	5,032	1,193,569
Nikola Corp.(a)(b)	31,884	261,132
Plug Power, Inc.(a)(b)	274,462	639,496
Shin Heung Energy & Electronics Co. Ltd.	75,475	521,992
SK IE Technology Co. Ltd.(a)(c)(d)	14,702	471,019
Sociedad Quimica y Minera de Chile SA - ADR(b)	22,550	918,912
Stem, Inc.(a)(b)	290,843	322,836
Sungeel Hitech Co. Ltd.(a)	9,969	551,138
Varta AG(a)(b)	55,225	520,460
Vitzrocell Co. Ltd.	44,900	701,308
Wallbox NV(a)(b)	228,793	299,719
		22,565,615

Information Technology - 14.2%
Daejoo Electronic Materials Co. Ltd.(a)	9,017	936,746
Dynapack International Technology Corp.	195,514	599,050
Kohoku Kogyo Co. Ltd.	42,878	676,123
Lotte Energy Materials Corp.	17,979	689,641
NAURA Technology Group Co. Ltd. - Class A	49,448	2,176,963
Phoenix Silicon International Corp.	338,488	923,391
Samsung SDI Co. Ltd.	5,935	1,526,328
Simplo Technology Co. Ltd.	53,577	706,015
SolarEdge Technologies, Inc.(a)	13,286	335,604
TDK Corp.	40,286	2,470,144
		11,040,005

Materials - 36.3%(e)
African Rainbow Minerals Ltd.	58,200	726,150
Albemarle Corp.	13,326	1,272,899
AMG Critical Materials NV	24,662	407,270
Aneka Tambang Tbk	5,890,030	449,621
Arcadium Lithium PLC(a)(b)	196,394	659,884
BHP Group Ltd.	205,158	5,841,206
Dowa Holdings Co. Ltd.	18,285	648,823
Eramet SA	6,094	614,458
First Quantum Minerals Ltd.	92,959	1,221,061
Ganfeng Lithium Group Co. Ltd. - Class H(c)(d)	321,358	626,333
GMK Norilskiy Nickel PAO - ADR(a)(f)	182,937	0
IGO Ltd.	149,273	561,630
Ivanhoe Electric, Inc. / US(a)	57,718	541,395
Jinchuan Group International Resources Co. Ltd.	6,220,002	661,105
Johnson Matthey PLC	37,575	744,299
Leo Lithium Ltd.(a)(f)	742,011	0
Liontown Resources Ltd.(a)	767,649	463,448
Lithium Americas Argentina Corp.(a)(b)	115,360	369,152
Lithium Americas Corp.(a)	129,699	347,593
Lundin Mining Corp.	96,611	1,075,535
Merdeka Battery Materials Tbk PT(a)	16,417,339	631,629
Mineral Resources Ltd.	24,079	866,120
MP Materials Corp.(a)(b)	42,968	546,983
Nickel Industries Ltd.	976,486	521,130
Patriot Battery Metals, Inc.(a)	1,058,531	395,441
Pilbara Minerals Ltd.	398,562	816,251
Resonac Holdings Corp.	37,290	816,305
Sigma Lithium Corp.(a)(b)	38,386	461,784
South32 Ltd.	577,553	1,410,141
Sumitomo Metal Mining Co. Ltd.	33,145	1,004,918
Tianqi Lithium Corp. - Class H	251,795	722,266
TMC the metals co., Inc.(a)(b)	353,742	477,552
Trimegah Bangun Persada Tbk PT	9,459,272	583,442
Umicore SA	39,081	587,209
Vale Indonesia Tbk PT	2,182,206	562,376
Vulcan Energy Resources Ltd.(a)(b)	254,631	638,688
		28,274,097
TOTAL COMMON STOCKS (Cost $110,225,212)		77,433,482

SHORT-TERM INVESTMENTS - 18.2%
Investments Purchased with Proceeds from Securities Lending - 18.1%
First American Government Obligations Fund - Class X, 4.65%(g)	14,096,174	14,096,174

Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(g)	79,420	79,421
TOTAL SHORT-TERM INVESTMENTS (Cost $14,175,595)		14,175,595

TOTAL INVESTMENTS - 117.7% (Cost $124,400,807)		$91,609,077
Liabilities in Excess of Other Assets - (17.7)%		(13,745,623)
TOTAL NET ASSETS - 100.0%		$77,863,454

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $12,563,990 which represented 16.1% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $1,934,334 or 2.5% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2024, the value of these securities total $1,934,334 or 2.5% of the Fund’s net assets.

(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(g)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify Lithium & Battery Technology ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	77,433,482	–	0	(a)	77,433,482
Investments Purchased with Proceeds from Securities Lending	14,096,174	–	–		14,096,174
Money Market Funds	79,421	–	–		79,421
Total Investments	91,609,077	–	0	(a)	91,609,077

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.

For the period ended June 30, 2024, there were the following transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.
BATT	Balance as of 10/31/2023	Amortization/ Accretion	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfer In/ Out of Level 3	Balance as of 06/30/2024	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 06/30/2024
Common Stocks	$237,700	$-	$-	$(237,700)	$-	$-	$-	$-	$0	$(237,700)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
BATT	Fair Value as of 06/30/2024	Valuation Techniques	Unobservable Input	Range/ Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks (Leo Lithium)	$0	Market Approach	No Market Activity	-	Increase
Common Stocks (GMK Norilskiy)	$0	Market Approach	No Market Activity	-	Increase

Allocation of Portfolio Holdings by Country as of June 30, 2024
(% of Net Assets)
China	$16,237,284	20.8%
Australia	11,118,614	14.2
South Korea	9,587,600	12.2
Japan	6,297,747	8.2
Canada	4,369,146	5.6
Taiwan	3,244,552	4.2
Indonesia	2,227,068	2.9
United Kingdom	1,546,034	2.1
Chile	918,912	1.2
South Africa	726,150	0.9
Hong Kong	661,105	0.9
Jersey	659,884	0.8
Israel	619,747	0.8
France	614,458	0.8
Belgium	587,209	0.8
Vietnam	570,326	0.7
Germany	520,460	0.7
Brazil	461,784	0.6
Finland	411,808	0.5
Netherlands	407,270	0.5
Spain	299,719	0.4
Russia	0	–
United States	29,522,200	37.9
Liabilities in Excess of Other Assets	(13,745,623)	(17.7)
	$77,863,454	100.0%

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of June 30, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.